Leases (Details) - Schedule of Finance Lease Right-Of-Use Assets and Liability - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Finance Lease Right-Of-Use Assets and Liability [Abstract]
Finance lease right-of-use assets	$ 57,786	$ 681,845
Finance lease liabilities, current	1,141	45,300
Finance lease liabilities, non-current
Total	$ 1,141	$ 45,300
Weighted-average remaining lease term (years)	3 months 29 days	5 months 15 days
Weighted-average discount rate	6.12%	5.84%